Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of comparison by class of the carrying amounts and fair value of the company's financial instruments

As at December 31	2020		2019
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortized cost
Cash and cash equivalents	$2,716	$2,716	$12,965	$12,965
Restricted cash	1,394	1,394	—	—
Accounts receivable	5,253	5,253	10,216	10,216
Other assets	156	156	39	39

Financial assets measured at FVTPL
Investment in Sensible Medical	—	—	—	—

Financial liabilities
Financial liabilities measured at amortized cost:
Accounts payable and accrued liabilities	$6,979	$6,979	$9,384	$9,384
Current portion of royalty obligation	362	362	872	872
Current portion of acquisition payable	2,613	2,613	649	649
Holdback payable	1,523	1,523	—	—
Current portion of lease obligation	367	367	240	240
Royalty obligation	336	335	1,176	1,176
Acquisition payable	1,132	1,132	1,655	1,655
Lease obligation	1,080	1,080	849	849

Financial liabilities measured at FVTPL
Current portion of contingent consideration	1,925	1,925	—	—
Contingent consideration	51	51	—	—

Schedule of fair value of financial assets and liabilities

The fair value hierarchy of the following financial assets and liabilities on the consolidated statements of financial position as at December 31, 2020 is as follows:

	Level 1	Level 2	Level 3
Financial assets
Investment in Sensible Medical	—	—	—
Financial liabilities
Current portion of royalty obligation	—	—	$362
Current portion of acquisition payable	—	—	637
Current portion of contingent consideration	—	—	1,925
Royalty obligation	—	—	335
Acquisition payable	—	—	1,132
Contingent consideration	—	—	51
The fair value hierarchy of the following financial assets and liabilities on the consolidated statements of financial position as at December 31, 2019 is as follows:

	Level 1	Level 2	Level 3
Financial assets
Investment in Sensible Medical	$—	$—	$—
Financial liabilities
Current portion of royalty obligation	$—	$—	$872
Current portion of acquisition payable	—	—	649
Royalty obligation	—	—	1,176
Acquisition payable	—	—	1,655

Schedule for exposure to U.S. dollar currency risk through financial assets and liabilities
As at December 31 (Expressed in U.S. Dollars)	2020	2019
Cash	$1,758	$9,518
Restricted cash	1,095	—
Accounts receivable	4,032	7,817
Other assets	123	30
Accounts payable and accrued liabilities	(4,698)	(6,714)
Current portion of royalty obligation	(284)	(671)
Current portion of acquisition payable	(500)	(500)
Holdback payable	(1,473)	—
Current portion of contingent consideration	(1,512)	—
Income taxes payable	(129)	(398)
Current portion of lease obligation	(77)	—
Royalty obligation	(263)	(906)
Acquisition payable	(889)	(1,275)
Contingent consideration	(40)	—
Lease obligation	(354)	—

	$(3,211)	$6,901